Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets

8. Goodwill and Intangible Assets

The Company’s goodwill balance is solely attributable to the Benefit Informatics reporting unit. The change in the carrying amount of goodwill was as follows for the years ended December 31:

	2013	2012
Goodwill on January 1	$1,634	$1,634
Impairment	—	—

Goodwill on December 31	$1,634	$1,634

Information regarding the Company’s acquisition-related intangible assets is as follows:

	As of December 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted- Average Remaining Useful Life (in years)
Trademarks	$240	$(164)	$76	1.6
Customer agreements	2,060	(880)	1,180	4.6
Non-compete agreements	126	(126)	—	—

Total	$2,426	$(1,170)	$1,256	4.4

	As of December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted- Average Remaining Useful Life (in years)
Trademarks	$240	$(116)	$124	2.6
Customer agreements	2,060	(622)	1,438	5.6
Non-compete agreements	126	(109)	17	0.6

Total	$2,426	$(847)	$1,579	5.4

Amortization expense of acquisition-related intangible assets for the years ended December 31, 2013, 2012 and 2011 was $322, $335 and $361, respectively. As of December 31, 2013, expected amortization expense for the intangible assets for each of the next five years and thereafter was as follows:

2014	$306
2015	286
2016	257
2017	257
2018	150

Total	$1,256

In 2011, the Company determined that the decrease in revenue and net cash flow projections of Benefit Informatics represented an indicator of potential impairment of certain intangible assets on October 31, 2011. The Company determined that the fair value of the intangible assets was less than the expected future cash flows associated with the intangible asset (step 1). The amount of impairment was then calculated and recognized as the difference between the present value of the cash flows and the fair value of the intangible assets (step 2). Impairment charges of $54 to non-compete agreements were recognized for the year ended December 31, 2011 under operating expenses within the Company’s Employer segment.

There were no such impairments of intangible assets during the years ended December 31, 2013 and 2012.